Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Principal Executive Officer ($)[1]	Compensation Actually Paid to Principal Executive Officer ($)	Average Summary Compensation Table Total for Other Named Executive Officers ($)[2]	Average Compensation Actually Paid to Other Named Executive Officers ($)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)	Return on Equity (%)[4]
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)[3]

2024	6,388,314	4,773,083	1,559,378	1,252,395	166.28	132.05	301,662,000	19.3
2023	5,823,726	12,139,244	1,539,386	2,547,959	185.62	109.36	294,191,000	22.1
2022	5,059,578	3,652,983	1,335,242	1,144,432	125.37	120.35	284,184,000	25.6
2021	4,732,251	11,072,828	1,411,841	2,541,313	147.06	118.48	176,769,000	19.2
2020	5,126,043	3,543,984	1,509,111	1,080,294	85.52	97.39	95,851,000	11.6

Company Selected Measure Name	Return on equity
Named Executive Officers, Footnote	For the years 2020-2024, this is the total compensation, as depicted in the Summary Compensation Table above, for CEO Mr. MacFarlane, our Principal Executive Officer.For the years 2020-2023, this is the average total compensation, as depicted in the Summary Compensation Table above, for the following executives, Mr. Kevin Moug, former Sr. Vice President and Chief Financial Officer; Mr. Rogelstad, Sr. Vice President, Electric Platform, President, Electric Platform; Mr. Abbott, Sr. Vice President, Manufacturing Platform, President, Varistar Corporation; and Ms. Smestad, Vice President, General Counsel and Corporate Secretary. For the year 2024, Mr. Wahlund succeeded and replaced Mr. Moug as Chief Financial Officer.
Peer Group Issuers, Footnote	Our TSR assumes the investment of $100 in our common stock on the last trading day before the earliest fiscal year in the above table through and including the end of the fiscal year for which TSR is depicted, and reinvestment of all dividends during such period. Peer group TSR is based on the weighted-average TSR of the 37 companies included in the EEI Index, excluding Otter Tail Corporation, weighted on the basis of market capitalization at the beginning of each period.
PEO Total Compensation Amount	$ 6,388,314	$ 5,823,726	$ 5,059,578	$ 4,732,251	$ 5,126,043
PEO Actually Paid Compensation Amount	$ 4,773,083	12,139,244	3,652,983	11,072,828	3,543,984
Adjustment To PEO Compensation, Footnote

	Summary Compensation Total ($)	Deductions		Additions					Compensation Actually Paid ($)
Year		Amounts Reported in the Summary Compensation Table for Stock Awards ($)	Aggregate Change in Value of Accumulated Benefits Under Pension Plan and ESSRP ($)	Value of Service Cost Attributable to the Executive Under the Pension Plan and ESSRP ($)	Value of Stock Awards Granted During the Year, Outstanding and Unvested at Year-End ($)	Change in Value of Stock Awards Granted in Any Prior Year, Outstanding and Unvested at Year-End ($)	Value of Stock Awards Granted and Vested in the Same Year(1) ($)	Change in Value of Stock Awards Granted in Any Prior Year, Vested During the Year ($)

Principal Executive Officer
2024	6,388,314	(3,022,997)	(183,899)	53,688	2,254,284	(1,276,532)	—	560,225	4,773,083
2023	5,823,726	(2,605,539)	(151,969)	51,487	4,610,328	4,080,423	—	330,788	12,139,244
2022	5,059,578	(2,130,247)	—	66,755	2,355,939	(1,215,248)	—	(483,794)	3,652,983
2021	4,732,251	(1,998,568)	—	66,495	4,694,822	3,588,362	—	(10,534)	11,072,828
2020	5,126,043	(1,732,446)	(1,160,611)	57,531	1,647,867	(504,996)	—	110,596	3,543,984
Average for Other NEOs
2024	1,559,378	(470,850)	(130,364)	19,849	375,169	(169,859)	—	69,072	1,252,395
2023	1,539,386	(462,025)	(88,908)	44,742	601,397	672,344	149,231	91,792	2,547,959
2022	1,335,242	(398,885)	—	80,489	441,970	(209,392)	—	(104,992)	1,144,432
2021	1,411,841	(405,726)	(156,415)	78,392	901,074	714,419	—	(2,272)	2,541,313
2020	1,509,111	(367,105)	(382,085)	75,439	346,644	(125,504)	—	23,794	1,080,294

Non-PEO NEO Average Total Compensation Amount	$ 1,559,378	1,539,386	1,335,242	1,411,841	1,509,111
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,252,395	2,547,959	1,144,432	2,541,313	1,080,294
Adjustment to Non-PEO NEO Compensation Footnote

	Summary Compensation Total ($)	Deductions		Additions					Compensation Actually Paid ($)
Year		Amounts Reported in the Summary Compensation Table for Stock Awards ($)	Aggregate Change in Value of Accumulated Benefits Under Pension Plan and ESSRP ($)	Value of Service Cost Attributable to the Executive Under the Pension Plan and ESSRP ($)	Value of Stock Awards Granted During the Year, Outstanding and Unvested at Year-End ($)	Change in Value of Stock Awards Granted in Any Prior Year, Outstanding and Unvested at Year-End ($)	Value of Stock Awards Granted and Vested in the Same Year(1) ($)	Change in Value of Stock Awards Granted in Any Prior Year, Vested During the Year ($)

Principal Executive Officer
2024	6,388,314	(3,022,997)	(183,899)	53,688	2,254,284	(1,276,532)	—	560,225	4,773,083
2023	5,823,726	(2,605,539)	(151,969)	51,487	4,610,328	4,080,423	—	330,788	12,139,244
2022	5,059,578	(2,130,247)	—	66,755	2,355,939	(1,215,248)	—	(483,794)	3,652,983
2021	4,732,251	(1,998,568)	—	66,495	4,694,822	3,588,362	—	(10,534)	11,072,828
2020	5,126,043	(1,732,446)	(1,160,611)	57,531	1,647,867	(504,996)	—	110,596	3,543,984
Average for Other NEOs
2024	1,559,378	(470,850)	(130,364)	19,849	375,169	(169,859)	—	69,072	1,252,395
2023	1,539,386	(462,025)	(88,908)	44,742	601,397	672,344	149,231	91,792	2,547,959
2022	1,335,242	(398,885)	—	80,489	441,970	(209,392)	—	(104,992)	1,144,432
2021	1,411,841	(405,726)	(156,415)	78,392	901,074	714,419	—	(2,272)	2,541,313
2020	1,509,111	(367,105)	(382,085)	75,439	346,644	(125,504)	—	23,794	1,080,294

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Named Executive Officer	Corporate Earnings Per Share[1]	Corporate Return on Equity[1]	Total Shareholder Return[2]	Electric Platform Return on Equity[1]	Electric Platform Net Income[1]	Manufacturing Platform Net Income[1]

Charles S. MacFarlane
Todd R. Wahlund
Timothy J. Rogelstad
John S. Abbott
Jennifer O. Smestad

Total Shareholder Return Amount	$ 166.28	185.62	125.37	147.06	85.52
Peer Group Total Shareholder Return Amount	132.05	109.36	120.35	118.48	97.39
Net Income (Loss)	$ 301,662,000	$ 294,191,000	$ 284,184,000	$ 176,769,000	$ 95,851,000
Company Selected Measure Amount	0.193	0.221	0.256	0.192	0.116
PEO Name	Mr. MacFarlane
Additional 402(v) Disclosure	Certain stock awards are subject to accelerated vesting at the time of an executive’s retirement. In the above table these awards are only depicted as vested if an executive retired during the year, even though an executive may have been retirement-eligible during the during the year of grant or any year depicted above.
The fair value of stock awards includes the value of both restricted stock unit awards and performance share awards. The measurement date fair value of restricted stock unit awards was determined based on the market price of the Company's common stock on the measurement date. The performance share awards include two separate components, i) a performance based component which is determined based on a ROE measure, and ii) a market based component which is determined based on a TSR measure. The measurement date fair value of the performance based component of the performance share awards was determined based upon the measurement date stock price and a discounted cash flow analysis to adjust for expected unearned dividends during the vesting period, taking into account the estimated number of shares to be granted relative to target and using a Monte Carlo fair value simulation model incorporating the assumptions outlined below.

Grant Year	2018	2019		2020		2021		2022		2023		2024
Measurement Date	12/31/2019	12/31/2019	12/31/2020	12/31/2020	12/31/2021	12/31/2021	12/31/2022	12/31/2022	12/31/2023	12/31/2023	12/31/2024	12/31/2024

Risk-free interest rate	1.59%	1.58%	0.10%	0.13%	0.39%	0.73%	4.73%	4.41%	4.79%	4.23%	4.16%	4.25%
Expected term (in years)	3.00	3.00	3.00	3.00	3.00	3.00	3.00	3.00	3.00	3.00	3.00	3.00
Expected volatility	20.00%	20.00%	58.00%	43.00%	21.00%	44.00%	32.00%	27.00%	35.10%	35.10%	36.20%	36.20%
Dividend yield	2.70%	2.70%	3.40%	3.40%	3.20%	3.20%	2.50%	2.50%	2.30%	2.30%	2.20%	2.20%
The measurement date assumptions outlined above are different from the assumptions utilized in determining the grant date fair value in some instances. The assumptions utilized in estimating the grant date fair value of the market based component of the performance share awards for awards granted in 2018 through 2024 are outlined below.

	2018	2019	2020	2021	2022	2023	2024

Risk-free interest rate	2.23%	2.52%	1.42%	0.18%	1.52%	4.15%	4.16%
Expected term (in years)	3.00	3.00	3.00	3.00	3.00	3.00	3.00
Expected volatility	22.00%	21.00%	19.00%	32.00%	32.00%	34.00%	35.10%
Dividend yield	3.20%	3.00%	2.80%	3.60%	2.90%	2.50%	2.40%
	For a description of this performance measure, refer to the Elements of Executive Compensation section. (2)For a description of this performance measure, refer to footnote (3) of the Pay Versus Performance Table.
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	Return on equity is equal to Otter Tail Corporation’s annual net income divided by the 13-month average of total outstanding common equity using the 13 months ending at the end of the fiscal year.
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (183,899)	$ (151,969)	$ 0	$ 0	$ (1,160,611)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	53,688	51,487	66,755	66,495	57,531
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,022,997)	(2,605,539)	(2,130,247)	(1,998,568)	(1,732,446)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,254,284	4,610,328	2,355,939	4,694,822	1,647,867
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,276,532)	4,080,423	(1,215,248)	3,588,362	(504,996)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 560,225	330,788	(483,794)	(10,534)	110,596
PEO | Charles S. MacFarlane [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	Corporate Earnings Per Share
PEO | Charles S. MacFarlane [Member] | Measure:: 2
Pay vs Performance Disclosure
Name	Corporate Return on Equity
PEO | Charles S. MacFarlane [Member] | Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (130,364)	(88,908)	0	(156,415)	(382,085)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,849	44,742	80,489	78,392	75,439
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(470,850)	(462,025)	(398,885)	(405,726)	(367,105)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	375,169	601,397	441,970	901,074	346,644
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(169,859)	672,344	(209,392)	714,419	(125,504)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	149,231	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 69,072	$ 91,792	$ (104,992)	$ (2,272)	$ 23,794
Non-PEO NEO | John S. Abbott [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	Corporate Earnings Per Share
Non-PEO NEO | John S. Abbott [Member] | Measure:: 2
Pay vs Performance Disclosure
Name	Corporate Return on Equity
Non-PEO NEO | John S. Abbott [Member] | Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
Non-PEO NEO | John S. Abbott [Member] | Measure:: 6
Pay vs Performance Disclosure
Name	Manufacturing Platform Net Income
Non-PEO NEO | Todd R. Wahlund [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	Corporate Earnings Per Share
Non-PEO NEO | Todd R. Wahlund [Member] | Measure:: 2
Pay vs Performance Disclosure
Name	Corporate Return on Equity
Non-PEO NEO | Todd R. Wahlund [Member] | Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
Non-PEO NEO | Timothy J. Rogelstad [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	Corporate Earnings Per Share
Non-PEO NEO | Timothy J. Rogelstad [Member] | Measure:: 2
Pay vs Performance Disclosure
Name	Corporate Return on Equity
Non-PEO NEO | Timothy J. Rogelstad [Member] | Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
Non-PEO NEO | Timothy J. Rogelstad [Member] | Measure:: 4
Pay vs Performance Disclosure
Name	Electric Platform Return on Equity
Non-PEO NEO | Timothy J. Rogelstad [Member] | Measure:: 5
Pay vs Performance Disclosure
Name	Electric Platform Net Income
Non-PEO NEO | Jennifer O. Smestad [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	Corporate Earnings Per Share
Non-PEO NEO | Jennifer O. Smestad [Member] | Measure:: 2
Pay vs Performance Disclosure
Name	Corporate Return on Equity
Non-PEO NEO | Jennifer O. Smestad [Member] | Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return